CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 67,825	$ 63,736	$ 77,543
Cost of revenues	34,570	32,722	43,049
Gross profit	33,255	31,014	34,494
Operating expenses:
Research and development, net	6,779	4,814	4,604
Selling and marketing	17,536	14,785	17,130
General and administrative	7,445	7,026	8,898
Impairment of goodwill and intangible assets			2,439
Total operating expenses	31,760	26,625	33,071
Operating income	1,495	4,389	1,423
Financial income (expenses), net (Note 15)	(591)	642	1,979
Income before income taxes	904	5,031	3,402
Taxes on income (tax benefit) (Note 12)	(122)	1,923	82
Net income	1,026	3,108	3,320
Less - loss attributable to non-controlling interests	3	33	90
Net income attributable to Magal shareholders'	$ 1,029	$ 3,141	$ 3,410
Basic income per share	$ 0.06	$ 0.19	$ 0.21
Diluted income per share	$ 0.06	$ 0.19	$ 0.21